Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related-Party Transactions

5. Related-Party Transactions

Research and License Agreement with Technische Universität München (“TUM”)

On July 4, 2003, Pieris AG entered into a research and licensing agreement with TUM, which was subsequently renewed and, on July 26, 2007, superseded and replaced. The agreement established a joint research effort led by Prof. Arne Skerra, Chair of Biological Chemistry of TUM, to optimize Anticalin technologies for use in therapeutic, prophylactic and diagnostic applications and as research reagents, and to gain fundamental insights in lipocalin scaffolds. Prof. Dr. Skerra was a member of Pieris AG’s supervisory board when the parties entered into such agreement and during the period covered by the consolidated financial statements in this report. Pieris AG provided certain funding for TUM research efforts performed under the agreement.

As a result of research efforts to date under the agreement, Pieris AG holds a worldwide exclusive license under its license agreement with TUM to multiple patents and patent applications, including an exclusive license to an issued U.S. patent, which patent will expire in 2027 (subject to a possible term adjustment period). Pieris AG also holds an exclusive license to an issued U.S. patent No. 8,420,051, which patent is expected to expire in 2029. Pieris AG bears the costs of filing, prosecution and maintenance of patents assigned or licensed to Pieris AG under the agreement.

As consideration for the assigned patents and licenses above, Pieris AG is required to pay certain development milestones to TUM. Pieris AG also is obliged to pay low-single-digit royalties, including annual minimum royalties, on sales of such products incorporating patented technologies. If Pieris AG grants licenses or sublicenses to those patents to third parties, Pieris AG will be obliged to pay a percentage of the resulting revenue to TUM. Pieris AG’s payment obligations are reduced by Pieris AG’s proportionate contribution to a joint invention. Payment obligations terminate on expiration or annulment of the last patent covered by the agreement. Pieris AG can terminate the licenses to any or all licensed patents upon specified advance notice to TUM. TUM may terminate the license provisions of the agreement only for cause. Termination of the agreement does not terminate the rights in patents assigned to Pieris.

Pieris AG has incurred the following expenses related to TUM (excluding value added taxes):

	Nine months ended September 30,
	2014	2013
Transfer of licenses and protective rights	$50,839	$49,405
Research	—	22,454

Total expenses incurred with TUM	$50,839	$71,859

Pieris AG has recorded $342,219 and $366,799 as of September 30, 2014 and 2013, respectively, related to the amounts due under the research and license agreement (see Note 7 Commitments and Contingencies).

The agreement requiring Pieris AG to make payments for research conducted by TUM expired in February 2013 with no further obligations by Pieris AG.

Consulting Contract between Prof. Dr. Arne Skerra and Pieris AG

In 2001, Pieris AG entered into a Consulting Agreement with Prof. Dr. Arne Skerra, pursuant to which Prof. Dr. Arne Skerra provides advice regarding the use of new proteins, in particular Anticalin proteins and antibodies, for the purpose of research and development. The Consulting Agreement has an unlimited term but can be terminated by Pieris AG upon three months’ notice with effect from the end of a month and by Prof. Dr. Arne Skerra upon one year’s notice with effect from the end of a year. Under the Consulting Agreement, Pieris AG incurred and paid to Prof. Dr. Skerra consulting fees of $26,995 and $26,438 for the periods ended September 30, 2014 and 2013, respectively.

Convertible Stockholder Loans

On November 12, 2012, Pieris AG and several of its stockholders (the “Investors”) entered into an unsecured Convertible Stockholder Loan Agreement (the “2012 Bridge Loan”). The 2012 Bridge Loan includes a conversion feature to convert the loan amounts at the option of the Investor into Series B preferred shares of Pieris AG, contingent upon certain conversion conditions. The 2012 Bridge Loan specifies a maturity date of December 31, 2013 and an interest rate of 12% per year before the maturity date. The agreement further provides that in case the loan amounts have not been repaid at the maturity date, the outstanding amounts will be subject to an interest rate of 18% per year for periods after the maturity date. The 2012 Bridge Loan does not contain financial or non-financial covenants.

As of March 2014, Pieris AG and its stockholders amended the 2012 Bridge Loan. The parties agreed to postpone the ultimate maturity date with respect to the remaining balance of the 2012 Bridge Loan from December 31, 2013 to December 31, 2015. The stockholders party to the 2012 Bridge Loan participated in the 2014 Series C Financing in the fourth quarter of 2014 and waived their claims for repayment of the 2012 Bridge Loan as consideration (see Note 8, Subsequent Events).

Prior to the Series C Financing Pieris AG entered into a second bridge loan agreement in April 2014 (the “2014 Bridge Loan”) with certain of its stockholders pursuant to which Pieris AG received a commitment for financing in the aggregate amount of €2,000,000 ($2,525,600), which loan amount, if drawn down by Pieris AG, would be convertible into preferred shares of Pieris AG after the maturity date or upon occurrence of certain events. The 2014 Bridge Loan included two tranches of available financing: (i) Tranche A of €1,500,000 ($1,894,200) and (ii) Tranche B of €500,000 ($631,400). In June 2014, Pieris AG called 67% of Tranche A, or €1,000,000 ($1,262,800). Loan amounts outstanding under the 2014 Bridge Loan accrued interest at a rate of 12% per year and had a maturity date of December 31, 2015, after which the loan amounts would accrue interest at a rate of 18% per year. The stockholders party to the 2014 Bridge Loan participated in the 2014 Series C Financing and waived their claims for repayment of amounts outstanding under the 2014 Bridge Loan as consideration. The stockholders participating in the 2014 Bridge Loan also invested the €1,000,000 ($1,262,800) remaining commitment in cash directly in the 2014 Series C Financing.

Four significant stockholders of Pieris AG—Orbimed Private Investments III, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Fund and Coöperative AAC LS U.A. (Forbion B.V.)—participated as Investors in the 2012 Convertible Bridge Loan, the 2014 Convertible Bridge Loan and the 2014 Series C Financing as related parties.

Pieris AG recorded related-party interest expense concerning the Convertible Bridge Loans in the amounts set forth in the table below:

	Nine months ended September 30,
	2014	2013
Orbimed Private Investments III, LP	$63,955	$58,351
The Global Life Science Ventures Fund	57,709	51,778
Gilde Europe Food & Agribusiness Fund B.V.	54,158	49,921
Coöperative AAC LS U.A. (Forbion B.V.)	28,288	25,994

Sum of related party interest expense concerning the Convertible Bridge Loans	$204,110	$186,044

Receivables from Issuance of Shares

The founders of Pieris AG participated in the Seed round capital increase of common shares at par value. For certain stockholders, the payment of the share premium into Additional paid-in capital (fully or partially) was deferred until the occurrence of an exit event and is recorded as Receivable from issuance of shares in Pieris AG’s Consolidated Balance Sheets. Amounts were deferred for Claus Schalper among others. Mr. Schalper is the CFO of Pieris AG and thus, a related party to Pieris AG. As of September 30, 2014 and December 31, 2013, the receivable from issuance of shares amounted to $1,755 for Mr. Schalper.

In connection with the consummation of the Acquisition, Pieris AG waived all deferred payment claims against the aforementioned stockholders (see Note 1 Corporate Information-Subsequent Transaction).

9. Related-Party Transactions

Research and License Agreement with Technische Universität München (“TUM”)

On July 4, 2003, Pieris AG entered into a research and licensing agreement with TUM, which was subsequently renewed and, on July 26, 2007, superseded and replaced. The agreement established a joint research effort led by Prof. Arne Skerra, Chair of Biological Chemistry of TUM, to optimize Anticalin technologies for use in therapeutic, prophylactic and diagnostic applications and as research reagents, and to gain fundamental insights in lipocalin scaffolds. Prof. Dr. Skerra was a member of Pieris AG’s supervisory board when the parties entered into such agreement and during the period covered by the financial statements in this report. Pieris AG provided certain funding for TUM research efforts performed under the agreement.

As a result of research efforts to date under the agreement, Pieris AG holds a worldwide exclusive license under its license agreement with TUM to multiple patents and patent applications, including an exclusive license to an issued U.S. patent, which patent will expire in 2027 (subject to a possible term adjustment period). Pieris AG also holds an exclusive license to an issued U.S. patent No. 8,420,051, which patent is expected to expire in 2029. Pieris AG bears the costs of filing, prosecution and maintenance of patents assigned or licensed to Pieris AG under the agreement.

As consideration for the assigned patents and licenses above, Pieris AG is required to pay certain development milestones to TUM. Pieris AG also is obliged to pay low-single-digit royalties, including annual minimum royalties, on sales of such products incorporating patented technologies. If Pieris AG grants licenses or sublicenses to those patents to third parties, Pieris AG will be obliged to pay a percentage of the resulting revenue to TUM. Pieris AG’s payment obligations are reduced by Pieris AG’s proportionate contribution to a joint invention. Payment obligations terminate on expiration or annulment of the last patent covered by the agreement. Pieris AG can terminate the licenses to any or all licensed patents upon specified advance notice to TUM. TUM may terminate the license provisions of the agreement only for cause. Termination of the agreement does not terminate the rights in patents assigned to Pieris.

Pieris AG has incurred the following expenses related to TUM (excluding value added taxes):

	Years ended December 31,
	2013	2012
Transfer of licenses and protective rights	$66,390	$19,290
Research	22,573	131,172

Total expenses incurred with TUM	$88,963	$150,462

Pieris AG has recorded $373,059 and $358,121 as of December 31, 2013 and 2012, respectively, related to the amounts due under the research and license agreement (see Note 10 Commitments and Contingencies).

The part of the agreement requiring Pieris AG to make payments for research conducted by TUM expired in February 2013 with no further obligations by Pieris AG.

EUROCALIN/FP7 Government Grant

TUM is a member of the EUROCALIN consortium and thus, is entitled to receive payments under the grant agreement for research activities. Research activities are carried out by Prof. Dr. Skerra. Prof. Dr. Skerra was a member of Pieris AG’s supervisory board when the parties entered into such agreement and during the period covered by the financial statements in this report. The government grant agreement with FP7 is further discussed in Note 3 Revenue.

Consulting Contract between Prof. Dr. Arne Skerra and Pieris AG

In 2001, Pieris AG entered into a Consulting Agreement with Prof. Dr. Skerra, pursuant to which Prof. Dr. Skerra provides advice regarding the use of new proteins, in particular Anticalin proteins and antibodies, for the purpose of research and development. The Consulting Agreement has an unlimited term but can be terminated by Pieris AG upon three months’ notice with effect from the end of a month and by Prof. Dr. Skerra upon one year’s notice with effect from the end of a year. Under the Consulting Agreement, Pieris AG incurred and paid to Prof. Dr. Skerra consulting fees of $26,556 and $25,720 for the years ended December 31, 2013 and 2012, respectively.

Convertible Stockholder Loan

Four significant stockholders of Pieris AG—Orbimed Private Investments III, Gilde Europe Food & Agribusiness Fund B.V., The Global Life Science Ventures Fund and Coöperative AAC LS U.A. (Forbion B.V.)—participated as Investors in the 2012 Convertible Bridge Loan as related parties. The convertible bridge loan agreement is further discussed in Note 6 Debt.

Receivables from Issuance of Shares

In connection with the issuance of nominal stock, payments of the share premium into additional paid in capital were deferred. Amounts were deferred for Claus Schalper and Prof. Dr. Skerra among others. Mr. Schalper is the CFO of Pieris AG, and Prof. Dr. Skerra is the deputy chairman of Pieris AG’s supervisory board. Thus, both are related parties to Pieris AG. The issuance of nominal stock is further discussed in Note 7 Share Capital.